INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments, Unrealized Loss Position [Line Items]
Document Period End Date	Dec. 31, 2020
Less than 12 Months Fair Value	$ 426,607	$ 481,608
Less than 12 Months Unrealized Loss	(2,402)	(1,814)
12 Months or More Fair Value	117,126	214,322
12 Months or More Unrealized Loss	(2,989)	(4,493)
Total Fair Value	543,733	695,930
Total Unrealized Loss	(5,391)	(6,307)
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0
Less than 12 Months Unrealized Loss	0	0
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	0	0
Total Unrealized Loss	0	0
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0
Less than 12 Months Unrealized Loss	0	0
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	0	0
Total Unrealized Loss	0	0
Mortgage-backed securities-residential
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	57,872	40,190
Less than 12 Months Unrealized Loss	(237)	(209)
12 Months or More Fair Value	0	11,063
12 Months or More Unrealized Loss	0	(64)
Total Fair Value	57,872	51,253
Total Unrealized Loss	(237)	(273)
Mortgage-backed securities-commercial
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	169,825	111,658
Less than 12 Months Unrealized Loss	(986)	(298)
12 Months or More Fair Value	48,158	104,069
12 Months or More Unrealized Loss	(2,598)	(3,571)
Total Fair Value	217,983	215,727
Total Unrealized Loss	(3,584)	(3,869)
Collateralized mortgage obligations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	49,161	85,248
Less than 12 Months Unrealized Loss	(445)	(297)
12 Months or More Fair Value	1	30,628
12 Months or More Unrealized Loss	0	(196)
Total Fair Value	49,162	115,876
Total Unrealized Loss	(445)	(493)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	60,008	118,623
Less than 12 Months Unrealized Loss	(291)	(457)
12 Months or More Fair Value	0	7,950
12 Months or More Unrealized Loss	0	(36)
Total Fair Value	60,008	126,573
Total Unrealized Loss	(291)	(493)
Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	84,749	125,889
Less than 12 Months Unrealized Loss	(435)	(553)
12 Months or More Fair Value	68,967	54,963
12 Months or More Unrealized Loss	(391)	(511)
Total Fair Value	153,716	180,852
Total Unrealized Loss	(826)	(1,064)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	4,992	0
Less than 12 Months Unrealized Loss	(8)	0
12 Months or More Fair Value	0	5,649
12 Months or More Unrealized Loss	0	(115)
Total Fair Value	4,992	5,649
Total Unrealized Loss	$ (8)	$ (115)